SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 2,886,222	$ 5,218,283	$ 3,909,546
Revenue from Sino-foreign Jointly Managed Academic Programs [Member]
Revenue	0	3,343,316	2,676,147
Revenue from tailored job readiness training services [Member]
Revenue	2,203,169	1,264,411	137,772
Revenue from Technological Consulting Services for Smart Campus Solutions [Member]
Revenue	683,053	279,380	1,059,453
Revenue from Overseas Study Consulting Services [Member]
Revenue	0	317,228	36,174
Revenue from textbook and course material sales [Member]
Revenue	$ 0	$ 13,948	$ 0